Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets, Net [Abstract]
Digital assets	$ 2,080,000
Less: accumulated amortization	(277,333)
Intangible assets, net	$ 1,802,667